Related party transactions - Amounts Due To And From Related Parties (Details) - Related parties - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 1,783,596		$ 1,783,596		$ 1,209,347
Interest expense on related party trade payables	17,755	$ 12,248	25,948	$ 24,275
Amounts receivable, related party transactions	103,063		103,063		124,056
Volvo Cars
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	1,691,224		1,691,224		1,136,746
Amounts receivable, related party transactions	97,340		97,340		120,302
Geely
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	91,231		91,231		71,212
Amounts receivable, related party transactions	1,340		1,340		3,751
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	1,141		1,141		1,389
Amounts receivable, related party transactions	$ 4,383		$ 4,383		$ 3